AMOUNTS DUE TO RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Amounts Due To Related Parties
SCHEDULE OF AMOUNTS DUE RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of August 31, 2025	As of February 28, 2025
	$’000	$’000

Dividend payables due to the shareholders(1)	3,131	3,131
Amounts due to the shareholders(2)	254	117
Loan from the shareholder(3)	1,000	1,000
	4,385	4,248

Note:

(1)

As of August 31, 2025, the amounts due to related parties (dividend payables due to shareholders) of approximately $3.1 million (approximately S$4.2 million) are unsecured, interest-free and repayable on demand and related to the approved total amount of the declaration of interim dividend of approximately $0.9 million (approximately S$1.3 million) to Mr. Ho and Mr. Teo on February 28, 2025 and the remaining balance of the unpaid dividend of approximately $2.2 million (approximately S$2.9 million) to Mr. Ho and Mr. Teo from the dividend declared on February 29, 2024 and February 28 2023, by Vistek SG.

As of February 28 2025, the amounts due to related parties (dividend payables due to shareholders) of approximately $3.1 million (approximately S$4.2 million) are unsecured, interest-free and repayable on demand and related to the approved total amount of the declaration of interim dividend of approximately $0.9 million (approximately S$1.3 million) to Mr. Ho and Mr. Teo on February 28, 2025 and the remaining balance of the unpaid dividend of approximately $2.2 million (approximately S$2.9 million) to Mr. Ho and Mr. Teo from the dividend declared on February 29, 2024 and February 28, 2023 by Vistek SG.

(2)	The amounts due to the shareholders, Mr. Ho and Mr. Teo, of approximately $0.3 million and are unsecured, interest-free and repayable on demand.

(3)	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho in order to fund the expenses and costs of this offering. The shareholder loan from the controlling shareholder was $1.0 million, and we intend to repay the shareholder loan in full using proceeds from this offering, in accordance with the terms of the loan agreement.

Amounts due to related parties consisted of the following:

	As of February 28, 2025	As of February 29, 2024
	$’000	$’000

Dividend payables due to the shareholders(1)	3,131	2,385
Amounts due to the shareholders(2)	117	134
Loan from the shareholder(3)	1,000	1,000
	4,248	3,519

Note:

(1)

As of February 28 2025, the amounts due to related parties (dividend payables due to shareholders) of approximately $3.1 million (approximately S$4.2 million) are unsecured, interest-free and repayable on demand and related to the approved total amount of the declaration of interim dividend of approximately $0.9 million (approximately S$1.3 million) to Mr. Ho and Mr. Teo on February 28, 2025 and the remaining balance of the unpaid dividend of approximately $2.2 million (approximately S$2.9 million) to Mr. Ho and Mr. Teo from the dividend declared on February 29, 2024 and February 28, 2023 by Vistek SG.

As of February 29, 2024, the amounts due to related parties (dividend payables due to shareholders) of approximately $2.4 million (approximately S$3.2 million) are unsecured, interest-free and repayable on demand and related to the approved total amount of the declaration of interim dividend of approximately $1.1 million (approximately S$1.5 million) to Mr. Ho and Mr. Teo on February 29, 2024 and the remaining balance of the unpaid dividend of approximately $1.3 million (approximately S$1.7 million) to Mr. Ho and Mr. Teo from the dividend declared on February 28, 2023 by Vistek SG.

(2)	The amounts due to the shareholders, Mr. Ho and Mr. Teo, of approximately $0.1 million and are unsecured, interest-free and repayable on demand.

(3)	On November 1, 2023, Vistek SG entered into an interest-free shareholder loan agreement with Mr. Ho in order to fund the expenses and costs of this offering. The shareholder loan from the controlling shareholder was $1.0 million, and we intend to repay the shareholder loan in full using proceeds from this offering, in accordance with the terms of the loan agreement.